Dividends (Tables)	12 Months Ended
Mar. 31, 2016
Schedule of Dividends Payable

The following table shows dividends on preferred stock and common stock during the fiscal years ended March 31, 2014, 2015 and 2016:

2014	Cash dividends

Class of stock	Per share	In aggregate
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	20	6,717
Thirteenth series class XIII preferred stock(Note)	15	550
Common stock	6	144,998

Total		152,265

2015	Cash dividends

Class of stock	Per share	In aggregate
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	20	5,906
Common stock	7	170,231

Total		176,137

2016	Cash dividends

Class of stock	Per share	In aggregate
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	20	3,572
Common stock	7.75	191,693

Total		195,265

Note:	On July 11, 2013, MHFG acquired and cancelled all of the shares of the thirteenth series class XIII preferred stock. Consequently, the amount for the fiscal year does not include interim dividends.